UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut            August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $60,284
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009
COLUMN 1                         COLUMN  2     COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP         (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------                --------------    -----         -------  -------   --- ----   ----------   -----  ----  ------   ----
ALLEGHENY ENERGY INC          COM              017361106      3,245      126,500 SH         SOLE         NONE     126,500
ANNALY CAP MGMT INC           COM              035710409      5,651      373,256 SH         SOLE         NONE     373,256
ASCENT MEDIA CORP             COM SER A        043632108        616       23,161 SH         SOLE         NONE      23,161
AVIS BUDGET GROUP             COM              053774105      2,070      366,414 SH         SOLE         NONE     366,414
CIT GROUP INC                 UNIT 99/99/9999  125581405        643      103,500 SH         SOLE         NONE     103,500
COMCAST CORP NEW              CL A             20030N101        392       27,106 SH         SOLE         NONE      27,106
DELTA AIR LINES INC DEL       COM NEW          247361702     10,666    1,842,149 SH         SOLE         NONE   1,842,149
DISCOVER FINL SVCS            COM              254709108        631       61,400 SH         SOLE         NONE      61,400
FIDELITY NATIONAL FINANCIAL   CL A             31620R105      2,359      174,330 SH         SOLE         NONE     174,330
GENTEK INC                    COM NEW          37245X203      2,493      111,665 SH         SOLE         NONE     111,665
GMX RES INC                   COM              38011M108        323       30,334 SH         SOLE         NONE      30,334
HORSEHEAD HLDG CORP           COM              440694305      2,555      342,958 SH         SOLE         NONE     342,958
HUDSON CITY BANCORP           COM              443683107      3,610      271,642 SH         SOLE         NONE     271,642
INTERNATIONAL COAL GRP INC N  COM              45928H106      3,354    1,172,717 SH         SOLE         NONE   1,172,717
KEY ENERGY SVCS INC           COM              492914106      1,860      322,927 SH         SOLE         NONE     322,927
MASTERCARD INC                CL A             57636Q104      1,361        8,136 SH         SOLE         NONE       8,136
MIRANT CORP NEW               COM              60467R100        193       12,272 SH         SOLE         NONE      12,272
OWENS CORNING NEW             COM              690742101      3,851      301,305 SH         SOLE         NONE     301,305
PFIZER INC                    COM              717081103        654       43,570 SH         SOLE         NONE      43,570
SPDR GOLD TRUST               GOLD SHS         78463V107      4,267       46,793 SH         SOLE         NONE      46,793
U S G CORP                    COM NEW          903293405      4,981      494,615 SH         SOLE         NONE     494,615
WASHINGTON POST CO            CL B             939640108      2,870        8,149 SH         SOLE         NONE       8,149
WASTE MGMT INC DEL            COM              94106L109      1,299       46,147 SH         SOLE         NONE      46,147
WEBSTER FINL CORP CONN        COM              947890109        341       42,400 SH         SOLE         NONE      42,400

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